Merger	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Merger

NOTE 2 – MERGER

On September 14, 2018, CBI completed the acquisition by merger of United Community Bancorp (“UCB”) in a stock and cash transaction for aggregate consideration of approximately $117,344.  Acquisition-related costs of $5,231, $5,515, $1,638, $131 and $220 are included in compensation expense, contracted data processing, professional services, marketing expense and other operating expense, respectively, in the Company’s Consolidated Statements of Operation for the year ended December 31, 2018.  As a result of the acquisition, the Company issued 4,277,430 common shares and paid approximately $12,675 in cash to the former shareholders of UCB. Immediately following the merger, UCB’s banking subsidiary, United Community Bank, was merged into CBI’s banking subsidiary, Civista Bank.

At the time of the merger, UCB had total assets of $537,875, including $298,319 in loans, and $475,944 in deposits. The transaction was recorded as a purchase and, accordingly, the operating results of UCB have been included in the Company’s Consolidated Financial Statements since the close of business on September 14, 2018.

The following table presents financial information for the former UCB included in the Consolidated Statements of Operations from the date of acquisition through December 31, 2018.

Actual From Acquisition Date Through December 31, 2018 (in thousands)
Net interest income after provision for loan losses	$3,227
Noninterest income	373
Net income	1,707

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for UCB.  Core deposit intangibles will be amortized over a period of ten years using an accelerated method. Goodwill will not be amortized, but instead will be evaluated for impairment. Furthermore, the unaudited pro forma information does not reflect management’s estimate of any revenue-enhancing opportunities nor anticipated cost savings as a result of the integration and consolidation of the acquisition.

Consideration paid		$117,344

Net assets acquired:
Cash and due from financial institutions	$156,472
Securities available for sale	43,214
Equity securities	212
Loans held for sale	492
Loans, net	298,319
Other securities	3,527
Premises and equipment	5,291
Accrued interest receivable	950
Core deposit intangible	7,518
Bank owned life insurance	17,193
Other assets	10,361
Noninterest-bearing deposits	(112,787)
Interest-bearing deposits	(363,157)
Other liabilities	(17)
		67,588
Goodwill resulting from UCB merger		$49,756